Taxation (Components of Aggregate Deferred Income Tax Assets) (Details) ¥ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current deferred tax assets
Accrued payroll and other expenses		¥ 444	¥ 2,650
Less: valuation allowance		¥ (444)	(55)	¥ (6)
Total current deferred tax assets, net			2,595
Non-current deferred tax assets
Net operating loss carry forwards		¥ 35,489	2,038
Excess advertising expenses carry forwards		9,904	12,281
Accrued payroll and other expenses		2,140	¥ 3,298
Fair value change-investment security		7,791
Others		6,680	¥ 3,700
Less: valuation allowance		(58,124)	(12,165)	¥ (1,964)
Total non-current deferred tax assets, net		3,880	9,152
Total deferred tax assets, net		¥ 3,880	¥ 11,747